THE ADVISORS' INNER CIRCLE FUND II

                           REAVES SELECT RESEARCH FUND

              SUPPLEMENT DATED AUGUST 10, 2006 TO THE CLASS A SHARES
                       PROSPECTUS DATED NOVEMBER 30, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Effective August 1, 2006, all existing Class A Shares of the Reaves Select Research Fund (the "Fund") have been reclassified as Investor Class Shares. Accordingly, all references to "Class A Shares" in the Prospectus are replaced with "Investor Class Shares."

2. On page 3, under "Shareholder Fees (fees paid directly from your investment)," the table is deleted and replaced with the following:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------------------- ------------------------
                                                                                                  Investor Shares
--------------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
--------------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------------- ------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------------- ------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a
percentage of offering price)                                                                          None
--------------------------------------------------------------------------------------------- ------------------------
--------------------------------------------------------------------------------------------- ------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    None
--------------------------------------------------------------------------------------------- ------------------------

* The Fund's transfer agent charges a $10 fee for each wire redemption.


3. On page 4, under "Annual Fund Operating Expenses (expenses deducted from Fund assets)," the table is deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------ ---------------------------------------------------------
                                                                                 Investor Shares
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Investment Advisory Fees                                                              0.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Distribution and Service (12b-1 Fees)*                                                0.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Other Expenses                                                                        0.54%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Total Annual Operating Expenses**                                                     1.54%
------------------------------------------------------------ ---------------------------------------------------------

* Distribution and Service (12b-1) expenses have been restated to reflect contractual changes to the fees paid by the Fund effective August 1, 2006.
** The Fund's adviser has voluntarily agreed to waive fees and to limit the expenses of the Fund's Investor Shares to the extent necessary to keep total expenses from exceeding 1.55%. The adviser may discontinue all or part of this waiver at any time.

4. On page 4, under "Example," the table is deleted and replaced with the following:

------------------------------- ---------------------------- ---------------------------- ----------------------------
            1 Year                        3 Years                      5 Years                     10 Years
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
             $157                          $486                         $839                        $1,834
------------------------------- ---------------------------- ---------------------------- ----------------------------

5. On page 7, under the second paragraph under "Investment Adviser," the fourth sentence is deleted and replaced with the following:

The Adviser has voluntarily agreed to limit the total expenses of Investor Class Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.55% of its average net assets.

6. On page 7, under the second paragraph under "Investment Adviser," the seventh sentence is deleted and replaced with the following:

In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference been the "Total Annual Fund Operating Expenses" and 1.55% for the Investor Class Shares to recapture any of its prior waivers or reimbursements.

7. On pages 15-19, the information under the headings "Sales Charges" and "General Information about Sales Charges" is deleted in its entirety.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       THE ADVISORS' INNER CIRCLE FUND II

                           REAVES SELECT RESEARCH FUND

              SUPPLEMENT DATED AUGUST 10, 2006 TO THE CLASS A SHARES STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1. Effective August 1, 2006, all existing Class A Shares of the Reaves Select Research Fund (the "Fund") have been reclassified as Investor Class Shares. Accordingly, all references to "Class A Shares" in the Statement of Additional Information are replaced with "Investor Class Shares."

2. On page 1, under "Description of Multiple Classes of Shares" the first sentence is deleted and replaced with the following:

         The Trust is authorized to offer shares of the Fund in Institutional and Investor Shares (Formerly, Class A Shares).

3. On page 14, under "The Distribution Plan," the first sentence is deleted and replaced with the following:

         The Distribution Plan (the "Plan") provides that Investor Shares of the Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares.

4. On page 15, the information under the heading "Dealer Reallowances" is deleted.











               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE